INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Provision for income taxes
	2015	2014

Current:
Federal	$(759,428)	$-
State	2,400	-
Total current	(757,028)	-

Deferred:
Federal	(67,000)	1,680,000
State	34,000	300,000
Change in valuation allowance	33,000	(1,980,000)
Total deferred	-	-
Income tax provision (benefit)	$(757,028)	$-

Deferred Tax Assets
	2015	2014

Net operating loss carry-forwards	$3,521,000	$2,218,000
State taxes	1,000	-
Equity based instruments	2,181,000	1,515,000
Deferred compensation	575,000	361,000
Intangibles	158,000	173,000
Derivative liabilities	331,000	-
Warrants	-	759,000
Other	106,000	46,000
Total deferred tax assets	6,873,000	5,072,000

Intangibles	(1,687,000)	-
Debt discount	(142,000)	-
Other	(5,000)	-
Total deferred tax liabilities	(1,834,000)	-

Less: valuation allowance	(5,039,000)	(5,072,000)

Net deferred tax assets	-	-

Effective Income Tax Rate Reconciliation
	2015	2014
Expected federal tax	34.00%	34.00%
State tax (net of federal benefit)	(0.04)%	6.13%
Release of valuation allowance	18.10%	-%
Other	(0.01)%	0.89%
Valuation allowance	(33.97)%	(41.02)%

Total	18.08%	-%